Other Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Assets
16.	Other Assets
Other current assets and other
non-current
assets as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Advance payments	￦	782,439	593,300
Prepaid expenses		263,536	226,960
Firm commitment asset		9,674	3,418
Others		20,290	17,306

	￦	1,075,939	840,984

Non-current
Long-term advance payments	￦	23,429	46,989
Long-term prepaid expenses		53,803	30,232
Others(*1)		90,143	95,974

	￦	167,375	173,195

(*1)
As of December 31, 2022, the Company recognized tax assets amounting to
￦
6,764 million, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized. As of December 31, 2023, there is no estimated tax amounts to be refunded as the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification.